Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balance Denominated in Currencies Other than the Functional Currencies (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
US$
Disclosure of deposits [Line Items]
Pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances	¥ 6,312	$ 970	¥ 1,409
Hong Kong Dollar ("HK$")
Disclosure of deposits [Line Items]
Pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances	¥ 27	$ 4	¥ 44